Commitments and Contingencies (Details Narrative) (10K)						1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 26, 2015 USD ($) $ / shares shares	Jun. 18, 2015 USD ($) ft² $ / shares shares	Jun. 05, 2015 USD ($)	Feb. 26, 2015 USD ($) shares	Dec. 17, 2014 USD ($)	Jun. 30, 2015 USD ($) ft² shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Jun. 30, 2015 USD ($) ft² shares	Jun. 30, 2014 USD ($)
Other Commitments [Line Items]
Operating lease period									2 years
Lease expiration date			Aug. 31, 2016						Nov. 30, 2015
Operating leases rent expense									$ 4,865
Sublease rent expense			$ 5,000
Rent expense							$ 67,937	$ 29,383	59,747	$ 57,087
Cash payment of purchase price							8,999	$ 3,596	11,896
Number of common stock value issued for purchases of assets									55,000
Equity Purchase Agreement [Member] | Kodiak Capital LLC [Member]
Other Commitments [Line Items]
Long-term purchase commitment, amount					$ 5,000,000		5,000,000		$ 5,000,000
Noncontrolling interest, ownership percentage by noncontrolling owners					9.99%
Purcahse agreement termination closing date					Dec. 31, 2016				Dec. 31, 2016
Registration Rights Agreement [Member] | Kodiak Capital LLC [Member]
Other Commitments [Line Items]
Registration payment arrangement, maximum potential consideration					$ 5,000,000
Asset Purchase Agreement [Member]
Other Commitments [Line Items]
Total purchase price				$ 62,500
Cash payment of purchase price				$ 7,500
Number of common stock shares issued for purchases of assets | shares				11,000
Number of common stock value issued for purchases of assets				$ 55,000
Performance based earn out period				18 months
Performance percentage				50.00%
Maximum earn out amount				$ 187,500
Stock Purchase Agreement [Member] | Ever Blooming Industrial Limited [Member]
Other Commitments [Line Items]
Number of common stock shares issued for consideration of future inventory purchases | shares		20,000
Common stock price per share | $ / shares		$ 5.00
Number of common stock value issued for consideration of future inventory purchases		$ 100,000
Vendor credit period		12 months
Prepaid expenses							0
Stock Purchase Agreement [Member] | Yayu General Machinery Co., LTD[Member]
Other Commitments [Line Items]
Number of common stock shares issued for consideration of future inventory purchases | shares	40,000
Common stock price per share | $ / shares	$ 5.00
Number of common stock value issued for consideration of future inventory purchases	$ 200,000
Vendor credit period	12 months
Vendor Credit Agreements [Member] | Ever Blooming Industrial Limited [Member]
Other Commitments [Line Items]
Prepaid expenses						$ 100,000			$ 100,000
Vendor Credit Agreements [Member] | Yayu General Machinery Co., LTD[Member]
Other Commitments [Line Items]
Prepaid expenses						$ 200,000	$ 191,549		$ 200,000
2014 Stock Incentive Plan [Member]
Other Commitments [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant | shares						600,000	600,000		600,000
Lease Agreement [Member]
Other Commitments [Line Items]
Operating lease period		38 months				38 months
Lease expiration date		Oct. 31, 2018				Oct. 31, 2018
Operating leases rent expense		$ 16,504
Area of square feet | ft²		25,788				25,788			25,788
Lease monthly payment, thereafter		$ 8,252